Fair Value Measurement - Additional Information (Detail)	Dec. 31, 2019
Sales Growth Rate [Member]
Sensitivity analysis of the investment in equity investment increase in sales growth rate	0.50%
Percent of increase in fair value investment	8.00%
Sensitivity analysis of the investment in equity investment decrease in sales growth rate	0.50%
Percent of decrease in fair value investment	7.00%
Weighted average cost of capital [member]
Percent of increase in fair value investment	7.00%
Percent of decrease in fair value investment	5.00%
Sensitivity analysis of the investment in equity investment increase in weighted average cost of capital	0.50%
Sensitivity analysis of the investment in equity investment decrease in weighted average cost of capital	0.50%